SHARE OPTIONS - Fair value assumptions of granted option awards (Details) - yr	1 Months Ended
	Dec. 31, 2021	Nov. 30, 2018	Jul. 31, 2016
Disclosure of range of exercise prices of outstanding share options [abstract]
Risk free interest rate	1.04%	2.78%	0.69%
Expected life (years)	3.4	1.6	3.5
Expected volatility	58.42%	38.24%	79.80%
Expected dividend yield	0.00%	0.00%	0.00%